Document And Entity Information	Jan. 20, 2025
Document Information [Line Items]
Entity, Registrant Name	ENVIROTECH VEHICLES, INC.
Document, Type	8-K
Document, Period End Date	Jan. 20, 2025
Entity, Incorporation, State or Country Code	DE
Entity, File Number	001-38078
Entity, Tax Identification Number	46-0774222
Entity, Address, Address Line One	1425 Ohlendorf Road
Entity, Address, City or Town	Osceola
Entity, Address, State or Province	AR
Entity, Address, Postal Zip Code	72370
City Area Code	951
Local Phone Number	407-9860
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock
Trading Symbol	EVTV
Security Exchange Name	NASDAQ
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0001563568